LICENSING AGREEMENTS (Details Narrative) (USD $)	1 Months Ended			12 Months Ended
	Dec. 28, 2012	Feb. 24, 2010	Sep. 22, 2006	Mar. 31, 2013
Licensing Agreements Details Narrative
Payment cap on licensing agreement			$ 283,420	$ 10,000,000
Initial license fee, shares		800,000		1,000,000
Initial license fee, per share				$ 0.001
Fee paid at commencement of project			$ 70,000
Shares issued for license fee		5,000,000
Shares issued for consulting	100,000	1,250,000